Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 57,949	$ 22,086
Operating lease liabilities	8,895	7,697
Tax credits	6,217	1,819
Equity-based compensation	2,983	2,236
Accruals and reserves	2,361	720
Amortization	736	862
Other deferred tax assets		33
Total gross deferred tax assets	79,141	35,453
Valuation allowance	(68,970)	(26,447)
Total deferred tax assets	10,171	9,006
Deferred tax liabilities
Depreciation	(1,772)
Operating lease assets	(6,592)	(7,014)
Prepaid expenses	(1,809)	(2,020)
Total deferred tax liabilities	(10,173)	(9,034)
Net deferred income tax assets (liabilities)	$ (2)	$ (28)